Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Event
25.	SUBSEQUENT EVENT

On January 26, 2014, 17FOXSY, one of the Group’s subsidiaries, received a three-year loan of $4,956 from Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd., a third party financial institution, through the Liaoning Branch of Bank of Communications at a floating interest rate of 10% above the three-year prime rate as announced by the People’s Bank of China. The loan is pledged by a land use right owned by 17FOXSY with a carrying value of $2,377 at December 31, 2013. The interest is payable quarterly, and the principle is payable in installments semi-annually through January 19, 2017. 17FOXSY intends to use the proceeds to construct a plant in Shenyang and to purchase related equipment and machineries.